Financial instruments and risk management (Details 8) - Hedges of net investment in foreign operations [member] - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Notional | R$	R$ 380,303
Exchange variation	(207,016)
Bond B R F S A B R F S B Z 4 [Member]
IfrsStatementLineItems [Line Items]
Proctection (Investment)	Federal Foods LLC
Liabilities	USD
Maturity	3rd Qtr. 2050
Notional | R$	R$ 44,158
Rate	3.7649
Exchange variation	(82,409)
Bond B R F S A B R F S B Z 4 One [Member]
IfrsStatementLineItems [Line Items]
Proctection (Investment)	BRF Kuwait Food Management Company WLL
Liabilities	USD
Maturity	3rd Qtr. 2050
Notional | R$	R$ 88,552
Rate	3.7649
Exchange variation	(96,199)
Bond B R F S A B R F S B Z 4 Two [Member]
IfrsStatementLineItems [Line Items]
Proctection (Investment)	Al Khan Foodstuff LLC
Liabilities	USD
Maturity	3rd Qtr. 2050
Notional | R$	R$ 53,446
Rate	3.7649
Exchange variation	(70,185)
Bond B R F S A B R F S B Z 4 Three [Member]
IfrsStatementLineItems [Line Items]
Proctection (Investment)	BRF Foods GmbH
Liabilities	USD
Maturity	3rd Qtr. 2050
Notional | R$	R$ 170,721
Rate	5.1629
Exchange variation	33,138
Bond B R F S A B R F S B Z 4 Four [Member]
IfrsStatementLineItems [Line Items]
Proctection (Investment)	Al-Wafi Al-Takamol International for Foods Products
Liabilities	USD
Maturity	3rd Qtr. 2050
Notional | R$	R$ 23,426
Rate	5.1629
Exchange variation	8,639